Segment disclosure - Disclosure of detailed information about assets and expenses related to the exploration, evaluation and development of mining projects (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net assets (as at December 31)
Mining interests, plant and equipment	$ 333,778	$ 0
Exploration and evaluation assets	42,949	95,002	$ 102,182
Net assets	376,727	95,002
Expenses (for the years ended December 31)
Exploration and evaluation	191	183
Impairment of exploration and evaluation assets	49,985	0
Expenses	$ 50,176	$ 183